Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Discontinued Operations

	Year ended December 31,
	(in thousands)
	2010	2009
Oil and Gas Sales and other revenues from discontinued operations	$4,850	$3,428
Operating expenses from discontinued operations	(2,613)	(2,338)
Interest expense from discontinued operations	(378)	(645)
Gain on sale of discontinued operations	6,660	—
Income tax expense on sale of discontinued operations	(62)	—

Income from discontinued operations	$8,457	$445